Risk Management Activities - Impact of Hedged Items Designated in Hedging Relationships on OCI and Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Derivatives in cash flow hedging relationships	$ (694)	$ (255)	$ 28
Location of (gain)loss reclassified from OCI	126	(8)	(141)
Location of (gain) loss reclassified from OCI	0	0	0
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives in cash flow hedging relationships	(747)	(268)	41
Commodity contracts | Revenue
Disclosure of detailed information about hedging instruments [line items]
Location of (gain)loss reclassified from OCI	124	(13)	(137)
Location of (gain) loss reclassified from OCI	0	0	0
Foreign exchange forwards on project hedges
Disclosure of detailed information about hedging instruments [line items]
Derivatives in cash flow hedging relationships		0	(1)
Foreign exchange forwards on project hedges | Property, plant and equipment
Disclosure of detailed information about hedging instruments [line items]
Location of (gain)loss reclassified from OCI		1	0
Location of (gain) loss reclassified from OCI		0
Forward starting interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Derivatives in cash flow hedging relationships	53	13	(12)
Forward starting interest rate swaps | Interest expense
Disclosure of detailed information about hedging instruments [line items]
Location of (gain)loss reclassified from OCI	2	4	(4)
Location of (gain) loss reclassified from OCI	$ 0	$ 0	$ 0